Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Transactions were Carried Out with Related Parties

	2025	2024	2023

Sales of services
Associates (legal and administrative services) (a)	23	11	153
Entity controlled by management personnel (b)	—	—	6
	23	11	159
Purchases of goods and services
Associates (transaction services) (b)	(2,348)	(2,642)	(3,207)
	(2,348)	(2,642)	(3,207)

(a)Related to services provided to APP in 2025 and 2024, RH Software and Delivery Much in 2025, as well as Trinks in 2024.
(b)Mainly related to expenses paid to APP, Tablet Cloud, and RH Software in 2025 and 2024, Gyramais in 2025, as well as to Trinks and Neomode in 2024, for consulting services, marketing expenses, sales commissions, and software licenses associated with new customer acquisition.

Summary of Balances Outstanding at the End of Reporting Period

	December 31, 2025	December 31, 2024

Loans to associate	—	613
Receivables from related parties	—	613

Summary of Compensation Expense

	2025	2024	2023

Short-term benefits	54,266	70,790	64,904
Share-based payments (Note 20.4)	61,787	66,523	86,215
	116,053	137,313	151,119